Future Principal Payments Required Under Northwestern Loan (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Scheduled Principal Payments For Borrowings [Line Items]
2014	$ 7,026
2015	7,424
2016	7,844
2017	8,288
2018	8,758
2019 and beyond	59,870
Total	$ 99,210